Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment	PROPERTY AND EQUIPMENT
A summary of property and equipment at December 31 follows:

	2023	2022
	(In thousands)
Land and land improvements	$16,421	$17,435
Buildings	61,190	60,708
Equipment	78,648	75,770
	156,259	153,913
Accumulated depreciation and amortization	(120,736)	(118,020)
Property and equipment, net	$35,523	$35,893
Depreciation expense was $5.2 million, $5.3 million and $5.4 million in 2023, 2022 and 2021, respectively.